Non Controlling Interest in Consolidated Subsidiaries - Summary of Non Controlling Interest (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Disclosure Of Non Controlling Interests [abstract]
Balance at beginning of the period	$ 18,141		$ 7,096	$ 3,986
Effects of business combination			11,072
Net income of non-controlling interest	1,159		1,148	457
Exchange differences on translation of foreign operations	(1,338)		(1,138)	1,845
Re-measurements of the net defined employee benefit liability	37		38
Valuation of the effective portion of derivative financial instruments, net of taxes	(41)		(74)	51
Increase in shares of non-controlling interest				826
Dividends paid			(1)	(69)
Accounting standard adoption effects (see Note 2.4)	(12)
Philippines deconsolidation	(11,140)
Balance at end of the period	$ 6,806	$ 347	$ 18,141	$ 7,096